Other Income	12 Months Ended
Dec. 31, 2023
Other income
Other Income

18.Other income

Other income is primarily comprised of gains recognized for government grants which represent cash subsidies received from the PRC government. For the years ended December 31, 2021, 2022 and 2023, the Company recognized government grants as other income amounting to RMB191,723 and RMB148,467 and RMB41,551, respectively.